Average Annual Total Returns		12 Months Ended	13 Months Ended	16 Months Ended	23 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%			2.38%
S&P Composite 1500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.95%	27.39%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.02%		24.31%
Return Stacked(R) Bonds & Managed Futures ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(3.07%)			(7.70%)
Performance Inception Date					Feb. 07, 2023
Return Stacked(R) Bonds & Managed Futures ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.07%)			(8.16%)
Return Stacked(R) Bonds & Managed Futures ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.82%)			(6.00%)
Return Stacked Global Stocks & Bonds ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%	16.77%
Performance Inception Date			Dec. 04, 2023
Return Stacked Global Stocks & Bonds ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.26%	16.26%
Return Stacked Global Stocks & Bonds ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.43%	12.71%
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.32%		15.09%
Performance Inception Date				Sep. 05, 2023
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.29%		14.80%
Return Stacked(R) U.S. Stocks & Managed Futures ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.86%		11.45%

[1]	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).
[2]	The S&P Composite 1500 Index®, is made up of the S&P 500®, S&P MidCap 400®, and S&P 600® Indices, and represents a broad measure of the U.S. equity market
[3]	The S&P 500® Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies.